Segment information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
Segment Information

20.      Segment information

The Company uses the “management approach” in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  Management, including the chief operating decision maker, reviews operating results solely by monthly revenue of pharmaceutical distribution, retail pharmacy and manufacturing sectors and operating results of the Company.  The Company has determined that it has three operating segments as defined by FASB ASC 280, “Segments Reporting” Pharmaceutical distribution, retail pharmacy and manufacturing.
	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Sales revenue
Pharmaceutical distribution	$38,609,852	$50,220,352	$135,377,511	$141,964,773
Retail pharmacy	13,529,595	13,701,532	41,383,587	39,402,465
Manufacturing	3,263,322	3,558,828	10,984,990	9,832,462

	$55,402,769	$67,480,712	$187,746,088	$191,199,700

	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Operating income
Pharmaceutical distribution	$2,565,395	$8,013,752	$15,092,343	$22,341,918
Retail pharmacy	2,156,834	2,429,885	7,382,208	6,703,134
Manufacturing	1,381,837	1,914,598	4,896,750	5,159,472

	$6,104,066	$12,358,235	$27,371,301	$34,204,524

	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Depreciation and amortization expenses
Pharmaceutical distribution	$189,193	$231,456	$554,334	$523,562
Retail pharmacy	71,070	58,217	250,775	147,813
Manufacturing	161,523	158,936	429,660	470,312

	$421,786	$448,609	$1,234,769	$1,141,687

	September 30,	December 31,
	2012	2011

Assets
Pharmaceutical distribution	$196,529,994	$164,525,782
Retail pharmacy	16,778,459	21,748,464
Manufacturing	20,245,088	19,389,356

	$233,553,541	$205,663,602

A reconciliation is provided for unallocated amounts relating to corporate operations which is not included in the segment information.

	Three months ended		Nine months ended
	September 30,		September 30,
	(Unaudited)		(Unaudited)
	2012	2011	2012	2011

Total consolidated revenue	$55,402,769	$67,480,712	$187,746,088	$191,199,700

Total profit for reportable
segments	$6,104,066	$12,358,235	$27,371,301	$34,204,524
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696
Share-based compensation	(166,006)	(2,822)	(471,452)	(574,136)
Other income	1,029	(914)	106,561	71,133
Interest income	2,710	11,079	12,269	32,787
Other general expenses	(314,881)	(133,500)	(946,234)	(1,497,143)
Finance costs	(229)	(351)	(1,003)	(1,536)

Income before income taxes	$5,680,107	$12,623,379	$26,262,313	$33,203,325

	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Assets
Total assets for reportable segments	$233,553,541	$205,663,602
Cash and cash equivalents	3,034,277	6,918,847
	$236,587,818	$212,582,449

All of the Company’s long-lived assets and revenues are located in the PRC and are classified based on the customers.

24.          Segment information

The Company uses the “management approach” in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  Management, including the chief operating decision maker, reviews the operating results solely by monthly net sales of pharmaceutical distribution, retail pharmacy and manufacturing segments and the operating results of the Company. As such, the Company has determined that the Company has three operating segments as defined by FASB ASC 280, “Segments Reporting”: Pharmaceutical distribution, retail pharmacy and manufacturing.

	Year ended December 31,
	2011	2010

Sales revenue
Pharmaceutical distribution	$190,662,940	$145,390,262
Retail pharmacy	53,266,572	44,593,533
Manufacturing	13,557,626	10,829,465

	$257,487,138	$200,813,260

	Year ended December 31,
	2011	2010

Operating income
Pharmaceutical distribution	$28,895,330	$23,085,979
Retail pharmacy	9,480,261	8,860,674
Manufacturing	7,020,705	5,401,924

	$45,396,296	$37,348,577

	Year ended December 31,
	2011	2010

Depreciation and amortization expenses
Pharmaceutical distribution	$593,284	$543,707
Retail pharmacy	223,356	73,545
Manufacturing	625,671	571,253

	$1,442,311	$1,188,505

	Year ended December 31,
	2011	2010

Assets
Pharmaceutical distribution	$164,525,782	$108,182,966
Retail pharmacy	21,748,464	16,860,112
Manufacturing	19,389,356	16,386,308

	$205,663,602	$141,429,386

A reconciliation is provided for unallocated amounts relating to corporate operations which are not included in the segment information.

	Year ended December 31,
	2011	2010

Total consolidated net sales	$257,487,138	$200,128,260

Total profit for reportable segments	$45,396,296	$37,348,577
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	1,082,202	582,226
Interest income	42,146	8
Other income	169,580	212
Share-based compensation	(1,640,355)	(1,253,858)
Provision for registration payment	-	(455,896)
Other general expenses	(2,821,001)	(1,443,464)
Finance costs	(2,038)	(3,107)

Income before income taxes	$42,226,830	$34,774,698

	Year ended December 31,
	2011	2010
Assets

Total assets for reportable segments	$205,663,602	$141,429,386
Cash and cash equivalents	6,918,847	109,650

	$212,582,449	$141,539,036

All of the Company’s long-lived assets and net sales classified based on the customers are located in the PRC.